FINANCE COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in accounting estimates [line items]
Unwinding of discounts on provisions	$ 9.0	$ 11.1
Interest expense on long-term debt	51.9	71.8
Financing costs paid on early note redemption (Note 28)	0.0	35.0
Interest expense on lease liabilities (Note 34)	3.5	4.4
Amortization of deferred financing, bank, financing fees and other finance costs (i)	12.6	21.9
Finance costs	77.0	144.2
Interest on deferred revenue contracts	$ 4.5	$ 9.4